Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone: (202) 822-9611 Fax: (202) 822-0140 www.stradley.com

Prufesh R. Modhera
pmodhera@stradley.com
202.419.8417

April 6, 2017

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	USQ Core Real Estate Fund (the "Fund")
Initial Registration Statement on Form N-2

Dear Sir or Madam:
On behalf of the Fund, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the "1940 Act"), and Section 6 of the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith for filing via the EDGAR system the Fund's initial Registration Statement on Form N-2 (the "Registration Statement").  The Fund is a statutory trust organized under the laws of the State of Delaware on December 2, 2016.  On December 9, 2016, the Fund filed via EDGAR its Notification of Registration on Form N-8A.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ Prufesh R. Modhera
Prufesh R. Modhera